Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Recent Accounting Pronouncements

4. Recent Accounting Pronouncements

ACCOUNTING PRONOUNCEMENTS RECENTLY ADOPTED

Consolidation

In February of 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2015-02, Consolidation - Amendments to the Consolidation Analysis, which amends the current consolidation guidance and ends the deferral granted to reporting entities with variable interests in investment companies from applying certain prior amendments to the VIE guidance. This ASU is applicable to entities across all industries, particularly those that use limited partnerships as well as entities in any industry that outsource decision making or have historically applied related party tiebreakers in their consolidation analysis and disclosures. The standard became effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. We have adopted this ASU and concluded that it does not have a material effect on our consolidated financial statements.

In October of 2016, the FASB issued ASU 2016-17, Interests Held through Related Parties that are under Common Control, which clarifies how a reporting entity should treat indirect interest in an entity that is held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. Since we have adopted the amendments and updates in ASU 2015-02, we are required to apply the amendments in this update retrospectively for annual periods, and interim periods within those annual periods, beginning with the fiscal year in which the amendments in ASU 2015-02 were initially applied. We have adopted this ASU and concluded that is does not have a material effect on our consolidated financial statements.

Technical Corrections and Improvements

In June of 2015, the FASB issued ASU 2015-10, Technical Corrections and Improvements, to correct differences between original guidance and the ASC), clarify the guidance, correct references and make minor improvements affecting a variety of topics. The amendments to this transition guidance became effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. We have adopted this ASU and concluded that it does not have a material effect on our consolidated financial statements.

In December of 2016, the FASB issued ASU 2016-19, Technical Corrections and Improvements, to correct differences between original guidance and the ASC, clarify the guidance, correct references and make minor improvements affecting a variety of topics. The amendments to this transition guidance became effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. We have adopted this ASU and concluded that it does not have a material effect on our consolidated financial statements.

Debt Instruments

In March of 2016, the FASB issued ASU 2016-06, Contingent Puts and Call Options in Debt Instruments, which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt host. The ASU requires assessing the embedded call (put) options solely in accordance with the four-step decision sequence. The amendment of this ASU became effective on a modified retrospective basis for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. We have early adopted this ASU and concluded that it does not have a material effect on our consolidated financial statements.

Stock Compensation

In March of 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which simplifies the accounting for share-based payment transactions, income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendments in this ASU were adopted as follows:

●	We adopted the amendment requiring recognition of tax benefits related to exercised or vested awards through the income statement rather than additional paid-in capital on a prospective basis as of January 1, 2016. Further, as of January 1, 2016, there was no impact to additional paid-in capital as a result of our adoption of this ASU under the modified retrospective method.

●	We did not adopt the amendment allowing for the use of the actual number of shares vested each period, rather than estimating the number of awards that are expected to vest. We continue to use an estimate as it relates to the number of awards that are expected to vest.

●	We adopted the amendment for the threshold to qualify for equity classification permits withholding up to the maximum statutory tax rates, under the modified retrospective basis as of January 1, 2016. This amendment did not have a material impact on our consolidated financial statements.

●	We adopted the amendment requiring the classification of employee taxes paid on the statement of cash flows when an employer withholds shares for tax-withholding purposes to be presented in the financing activities instead of the operating activities, under the retrospective method as of January 1, 2014. This amendment did not have a material impact on our consolidated financial statements.

●	We adopted the amendment requiring the classification of excess tax benefits on the statement of cash flows to be presented in the operating activities instead of the financing activities, under the prospective method as of September 30, 2016. This amendment did not have a material impact on our consolidated financial statements.

Short-Duration Insurance Contracts Disclosures

In May of 2015, the FASB issued ASU 2015-09, Disclosures about Short-Duration Contracts, to address enhanced disclosure requirements for insurers related to short-duration insurance contract claims and unpaid claims liability roll-forward for long and short-duration contracts. The disclosures are intended to provide users of financial statements more transparent information about an insurance entity’s initial claim estimates, subsequent adjustments to those estimates, the methodologies and judgments used to estimate claims, and the timing, frequency, and severity of claims. The amendments in this ASU became effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. We have adopted this ASU and included the additional disclosures in Note 14.

Going Concern

In August of 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess a company’s ability to continue as a going concern for each annual and interim reporting period, and disclose in its financial statements whether there is substantial doubt about the company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The new standard applies to all companies and is effective for the annual period ending after December 15, 2016, and all annual and interim periods thereafter. We have adopted this ASU by performing the going concern assessment in accordance with the requirements of the ASU.

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

Revenue Recognition

In May of 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides a consistent revenue accounting model across industries. In August of 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers - Deferral of the Effective Date, to defer the effective date of the new revenue recognition standard by one year, which would result in the ASU becoming effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. In March of 2016, the FASB issued ASU 2016-08, Principal versus Agent Considerations, which clarifies the implementation of the guidance on principal versus agent considerations from ASU 2014-09, Revenue from Contracts with Customers. ASU 2016-08 does not change the core principle of the guidance in ASU 2014-09, but rather clarifies the distinction between principal versus agent considerations when implementing ASU 2014-09. In April of 2016, the FASB issued ASU 2016-10, Identifying Performance Obligations and Licensing, to clarify the implementation guidance of ASU 2014-09 relating to performance obligations and licensing. In May of 2016, the FASB issued ASU 2016-12, Narrow-Scope Improvements and Practical Expedients, to clarify guidance in ASU 2014-09 related to assessing collectability, presentation of sales taxes, noncash consideration, and completed contracts/contract modifications. In December of 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, which improves the guidance specific to the amendments in ASU 2014-09. We are evaluating whether the adoption of these accounting pronouncements will have a material effect on our consolidated financial statements.

Financial Instruments

In January of 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which simplifies the impairment assessment of equity investments. The update requires equity investments to be measured at fair value with changes recognized in net income. This ASU eliminates the requirement to disclose the methods and assumptions to estimate fair value for financial instruments, requires the use of the exit price for disclosure purposes, requires the change in liability due to a change in credit risk to be presented in other comprehensive income, requires separate presentation of financial assets and liabilities by measurement category and form of asset (securities and loans), and clarifies the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. The amendments in this ASU become effective prospectively for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. We are evaluating whether the adoption of this ASU will have a material effect on our consolidated financial statements.

Leases

In February of 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU will require lessees to recognize assets and liabilities on leases with terms greater than 12 months and to disclose information related to the amount, timing and uncertainty of cash flows arising from leases, including various qualitative and quantitative requirements. The amendments in this ASU become effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. We are evaluating whether the adoption of this ASU will have a material effect on our consolidated financial statements.

Investments

In March of 2016, the FASB issued ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting, which eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The ASU requires that an entity that has available-for-sale securities recognize, through earnings, the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendment in this ASU becomes effective prospectively for annual periods, and interim periods within those annual periods, beginning after December 15, 2016. We are evaluating whether the adoption of this ASU will have a material effect on our consolidated financial statements.

Revenue Recognition and Derivatives and Hedging

In May of 2016, the FASB issued ASU 2016-11, Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815), to rescind certain SEC guidance in Topic 605 and Topic 815 as ASU 2014-09 becomes effective. Our adoption of ASU 2014-09 will bring us into alignment with this ASU. We are evaluating whether the adoption of this ASU will have a material effect on our consolidated financial statements.

Allowance for Finance Receivables Losses

In June of 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU significantly changes the way that entities will be required to measure credit losses. The new standard requires that the estimated credit loss be based upon an “expected credit loss” approach rather than the “incurred loss” approach currently required. The new approach will require entities to measure all expected credit losses for financial assets based on historical experience, current conditions, and reasonable forecasts of collectability. It is anticipated that the expected credit loss model will require earlier recognition of credit losses than the incurred loss approach.

The ASU requires that credit losses for purchased financial assets with a more-than-insignificant amount of credit deterioration since origination that are measured at amortized cost basis be determined in a similar manner to other financial assets measured at amortized cost basis; however, the initial allowance for credit losses is added to the purchase price of the financial asset rather than being reported as a credit loss expense. Subsequent changes in the allowance for credit losses are recorded in earnings. Interest income should be recognized based on the effective rate, excluding the discount embedded in the purchase price attributable to expected credit losses at acquisition.

The ASU also requires companies to record allowances for held-to-maturity and available-for-sale debt securities rather than write-downs of such assets.

In addition, the ASU requires qualitative and quantitative disclosures that provide information about the allowance and the significant factors that influenced management’s estimate of the allowance.

The ASU will become effective for the Company for fiscal years beginning January 1, 2020. Early adoption is permitted for fiscal years beginning January 1, 2019. We believe the adoption of this ASU will have a material effect on our consolidated financial statements and we are in the process of quantifying the expected impacts.

Statement of Cash Flows

In August of 2016, the FASB issued ASU 2016-15, Statement of Cash Flows, which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments in this ASU will become effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. We are evaluating whether the adoption of this ASU will have a material effect on our consolidated financial statements.

In November of 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, which clarifies the presentation of restricted cash on the statement of cash flows. The amendments in this ASU will become effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. We are evaluating whether the adoption of this ASU will have a material effect on our consolidated financial statements.

Income Taxes

In October of 2016, the FASB issued ASU 2016-16, Income Taxes, which requires entities to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments in this ASU will become effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods. We are evaluating whether the adoption of this ASU will have a material effect on our consolidated financial statements.

We do not believe that any other accounting pronouncements issued during 2016, but not yet effective, would have a material impact on our consolidated financial statements or disclosures, if adopted.